Label		Element	Value
Risk/Return:		rr_RiskReturnAbstract
Document Type		dei_DocumentType	485BPOS
Document Period End Date		dei_DocumentPeriodEndDate	Mar. 31, 2015
Registrant Name		dei_EntityRegistrantName	VIRTUS EQUITY TRUST
Central Index Key		dei_EntityCentralIndexKey	0000034273
Amendment Flag		dei_AmendmentFlag	false
Trading Symbol		dei_TradingSymbol	VET
Document Creation Date		dei_DocumentCreationDate	Jul. 28, 2015
Document Effective Date		dei_DocumentEffectiveDate	Jul. 29, 2015
Prospectus Date		rr_ProspectusDate	Jul. 29, 2015
VIRTUS STRATEGIC GROWTH FUND
Risk/Return:		rr_RiskReturnAbstract
Risk/Return [Heading]		rr_RiskReturnHeading	Virtus Strategic Growth Fund
Objective [Heading]		rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]		rr_ObjectivePrimaryTextBlock	The fund has an investment objective of long-term capital growth.
Expense [Heading]		rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]		rr_ExpenseNarrativeTextBlock
The tables below illustrate the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Virtus Mutual Funds. More information about these and other discounts is available from your financial advisor and under “Sales Charges” on page 80 of the fund’s prospectus and “Alternative Purchase Arrangements” on page 89 of the fund’s statement of additional information (“SAI”).

Shareholder Fees Caption [Text]		rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]		rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]		rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]		rr_PortfolioTurnoverTextBlock
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 28% of the average value of its portfolio.

Portfolio Turnover, Rate		rr_PortfolioTurnoverRate	28.00%
Expenses Deferred Charges [Text Block]		rr_ExpensesDeferredChargesTextBlock
The maximum deferred sales charge is imposed on Class B Shares redeemed during the first year; thereafter, it decreases 1% annually to 2% during the fourth and fifth years and to 0% after the fifth year. The deferred sales charge is imposed on Class C Shares redeemed during the first year only.

Expense Breakpoint Discounts [Text]		rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Virtus Mutual Funds.
Expense Breakpoint, Minimum Investment Required [Amount]		rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Expense Example [Heading]		rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]		rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes an investment of $10,000 in the fund for the time periods indicatd. It shows your costs if you sold your shares at the end of the period or continued to hold them. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. In the case of Class B Shares, it assumes that your shares are converted to Class A Shares after eight years. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]		rr_StrategyHeading	Investments, Risks and Performance Principal Investment Strategies
Strategy Narrative [Text Block]		rr_StrategyNarrativeTextBlock
The fund invests in a select group of large market capitalization growth companies believed to be undervalued relative to their future growth potential. The investment strategy emphasizes companies the subadviser believes to have a sustainable competitive advantage, strong management and low financial risk, and to be able to grow over market cycles. Although the fund invests primarily in U.S. countries, it may invest in foreign securities and American Depositary Receipts.
Under normal conditions, the fund invests at least 65% of its assets in equity securities of large market capitalization companies. As of the date of this Prospectus, the fund’s subadviser considers large market capitalization companies for this purpose to be those companies that, at the time of initial purchase, have market capitalizations within the range of the Russell 1000® Growth Index. Because large market capitalization companies are defined by reference to an index, the market capitalization of companies in which the fund invests may vary with market conditions. As of its reconstitution effective June 26, 2015, the market capitalization range of companies included in the Russell 1000® Growth Index was $252 million to $730 billion. Generally, the fund invests in approximately 30 to 40 securities at any given time.

Risk [Heading]		rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]		rr_RiskNarrativeTextBlock
The fund may not achieve its objective(s), and it is not intended to be a complete investment program. The value of the fund’s investments that supports your share value may decrease. If between the time you purchase shares and the time you sell shares the value of the fund’s investments decreases, you will lose money. Investment values can decrease for a number of reasons. Conditions affecting the overall economy, specific industries or companies in which the fund invests can be worse than expected, and investments may fail to perform as the subadviser expects. As a result, the value of your shares may decrease. Purchase and redemption activities by fund shareholders may impact the management of the fund and its ability to achieve its investment objective(s). The redemption by one or more large shareholders or groups of shareholders of their holdings in the fund could have an adverse impact on the remaining shareholders in the fund, including by accelerating the realization of capital gains and increasing the fund's transaction costs. The principal risks of investing in the fund are:
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  Depositary Receipts Risk.  The risk that investments in foreign companies through depositary receipts will expose the fund to the same risks as direct investment in securities of foreign issuers.
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  Equity Securities Risk.  The risk that events negatively affecting issuers, industries or financial markets in which the fund invests will impact the value of the stocks held by the fund and thus, the value of the fund’s shares over short or extended periods. Investments in a particular style or in small or medium-sized companies may enhance that risk.
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  Foreign Investing Risk.  The risk that the prices of foreign securities in the fund’s portfolio will be more volatile than those of domestic securities, or will be negatively affected by currency fluctuations or economic, political or other developments.
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  Growth Stocks Risk.  The risk that the fund’s investments in growth stocks will be more volatile than investments in other types of stocks, or will perform differently from the market as a whole and from other types of stocks.
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  Large Market Capitalization Companies Risk.  The risk that the value of investments in larger companies may not rise as much as smaller companies, or that larger companies may be unable to respond quickly to competitive challenges, such as changes in technology and consumer tastes.
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  Limited Number of Investments Risk.  The risk that the fund’s portfolio will be more susceptible to factors adversely affecting issuers of securities in the fund’s portfolio than would a fund holding a greater number of securities.
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  Market Volatility Risk.  The risk that the value of the securities in which the fund invests may go up or down in response to the prospects of individual companies and/or general economic conditions. Price changes may be temporary or may last for extended periods.

Risk Lose Money [Text]		rr_RiskLoseMoney	If between the time you purchase shares and the time you sell shares the value of the fund’s investments decreases, you will lose money.
Bar Chart and Performance Table [Heading]		rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]		rr_PerformanceNarrativeTextBlock
The bar chart and table below provide some indication of the potential risks of investing in the fund. The fund’s past performance, before and after taxes, is not necessarily an indication of how the fund will perform in the future.

The bar chart shows changes in the fund’s performance from year to year over a 10-year period. The table shows how the fund’s average annual returns compare to those of a broad-based securities market index. Updated performance information is available at virtus.com or by calling 800-243-1574.

Performance Information Illustrates Variability of Returns [Text]		rr_PerformanceInformationIllustratesVariabilityOfReturns
The bar chart shows changes in the fund’s performance from year to year over a 10-year period. The table shows how the fund’s average annual returns compare to those of a broad-based securities market index.

Performance Availability Phone [Text]		rr_PerformanceAvailabilityPhone	800-243-1574
Performance Availability Website Address [Text]		rr_PerformanceAvailabilityWebSiteAddress	virtus.com
Performance Past Does Not Indicate Future [Text]		rr_PerformancePastDoesNotIndicateFuture	The fund’s past performance, before and after taxes, is not necessarily an indication of how the fund will perform in the future.
Bar Chart [Heading]		rr_BarChartHeading	Calendar year total returns for Class A Shares (includes returns of a predecessor fund)
Bar Chart Narrative [Text Block]		rr_BarChartNarrativeTextBlock	Returns do not reflect sales charges and would be lower if they did. Annual Return (%)
Bar Chart Does Not Reflect Sales Loads [Text]		rr_BarChartDoesNotReflectSalesLoads	Returns do not reflect sales charges and would be lower if they did.
Bar Chart Closing [Text Block]		rr_BarChartClosingTextBlock
Best Quarter:	Q2/2009:	16.61%	Worst Quarter:	Q4/2008:	-25.38%	Year to date(6/30/2015):	7.04%

Performance Table Heading		rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended 12/31/14; includes returns of a predecessor fund)
Performance Table Does Reflect Sales Loads		rr_PerformanceTableDoesReflectSalesLoads	Returns reflect deduction of maximum sales charges and full redemption at end of periods shown.
Performance Table Uses Highest Federal Rate		rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred		rr_PerformanceTableNotRelevantToTaxDeferred
Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold fund shares in tax-deferred accounts or to shares held by non-taxable entities.

Performance Table One Class of after Tax Shown [Text]		rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for Class A Shares; after-tax returns for other classes will vary.
Performance Table Explanation after Tax Higher		rr_PerformanceTableExplanationAfterTaxHigher
In certain cases, the Return After Taxes on Distributions and Sale of Fund Shares for a period may be higher than other return figures for the same period. This will occur when a capital loss is realized upon the sale of fund shares and provides an assumed tax benefit that increases the return.

Performance Table Narrative		rr_PerformanceTableNarrativeTextBlock	Returns reflect deduction of maximum sales charges and full redemption at end of periods shown.
Performance Table Closing [Text Block]		rr_PerformanceTableClosingTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns are shown only for Class A Shares; after-tax returns for other classes will vary. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold fund shares in tax-deferred accounts or to shares held by non-taxable entities. In certain cases, the Return After Taxes on Distributions and Sale of Fund Shares for a period may be higher than other return figures for the same period. This will occur when a capital loss is realized upon the sale of fund shares and provides an assumed tax benefit that increases the return.

VIRTUS STRATEGIC GROWTH FUND | Class A
Risk/Return:		rr_RiskReturnAbstract
Trading Symbol		dei_TradingSymbol	PSTAX
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (load) (as a percentage of the lesser of purchase price or redemption proceeds)		rr_MaximumDeferredSalesChargeOverOther	none
Management Fees		rr_ManagementFeesOverAssets	0.70%
Distribution and Shareholder Servicing (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses		rr_OtherExpensesOverAssets	0.33%
Total Annual Fund Operating Expenses		rr_ExpensesOverAssets	1.28%
1 Year		rr_ExpenseExampleYear01	$ 698
3 Years		rr_ExpenseExampleYear03	958
5 Years		rr_ExpenseExampleYear05	1,237
10 Years		rr_ExpenseExampleYear10	2,031
1 Year		rr_ExpenseExampleNoRedemptionYear01	698
3 Years		rr_ExpenseExampleNoRedemptionYear03	958
5 Years		rr_ExpenseExampleNoRedemptionYear05	1,237
10 Years		rr_ExpenseExampleNoRedemptionYear10	$ 2,031
2005		rr_AnnualReturn2005	(0.75%)
2006		rr_AnnualReturn2006	2.58%
2007		rr_AnnualReturn2007	12.76%
2008		rr_AnnualReturn2008	(44.90%)
2009		rr_AnnualReturn2009	37.21%
2010		rr_AnnualReturn2010	16.03%
2011		rr_AnnualReturn2011	(4.43%)
2012		rr_AnnualReturn2012	13.44%
2013		rr_AnnualReturn2013	29.09%
2014		rr_AnnualReturn2014	11.38%
Year to Date Return, Label		rr_YearToDateReturnLabel	Year to date
Bar Chart, Year to Date Return, Date		rr_BarChartYearToDateReturnDate	Jun. 30, 2015
Bar Chart, Year to Date Return		rr_BarChartYearToDateReturn	7.04%
Highest Quarterly Return, Label		rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date		rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return		rr_BarChartHighestQuarterlyReturn	16.61%
Lowest Quarterly Return, Label		rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date		rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return		rr_BarChartLowestQuarterlyReturn	(25.38%)
Label		rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year		rr_AverageAnnualReturnYear01	4.98%
5 Years		rr_AverageAnnualReturnYear05	11.26%
10 Years		rr_AverageAnnualReturnYear10	4.00%
VIRTUS STRATEGIC GROWTH FUND | Class B
Risk/Return:		rr_RiskReturnAbstract
Trading Symbol		dei_TradingSymbol	PBTHX
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (load) (as a percentage of the lesser of purchase price or redemption proceeds)	[1]	rr_MaximumDeferredSalesChargeOverOther	5.00%
Management Fees		rr_ManagementFeesOverAssets	0.70%
Distribution and Shareholder Servicing (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses		rr_OtherExpensesOverAssets	0.33%
Total Annual Fund Operating Expenses		rr_ExpensesOverAssets	2.03%
1 Year		rr_ExpenseExampleYear01	$ 606
3 Years		rr_ExpenseExampleYear03	837
5 Years		rr_ExpenseExampleYear05	1,093
10 Years		rr_ExpenseExampleYear10	2,166
1 Year		rr_ExpenseExampleNoRedemptionYear01	206
3 Years		rr_ExpenseExampleNoRedemptionYear03	637
5 Years		rr_ExpenseExampleNoRedemptionYear05	1,093
10 Years		rr_ExpenseExampleNoRedemptionYear10	$ 2,166
Label		rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year		rr_AverageAnnualReturnYear01	6.56%
5 Years		rr_AverageAnnualReturnYear05	11.73%
10 Years		rr_AverageAnnualReturnYear10	3.84%
VIRTUS STRATEGIC GROWTH FUND | Class C
Risk/Return:		rr_RiskReturnAbstract
Trading Symbol		dei_TradingSymbol	SSTFX
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (load) (as a percentage of the lesser of purchase price or redemption proceeds)	[1]	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees		rr_ManagementFeesOverAssets	0.70%
Distribution and Shareholder Servicing (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses		rr_OtherExpensesOverAssets	0.33%
Total Annual Fund Operating Expenses		rr_ExpensesOverAssets	2.03%
1 Year		rr_ExpenseExampleYear01	$ 306
3 Years		rr_ExpenseExampleYear03	637
5 Years		rr_ExpenseExampleYear05	1,093
10 Years		rr_ExpenseExampleYear10	2,358
1 Year		rr_ExpenseExampleNoRedemptionYear01	206
3 Years		rr_ExpenseExampleNoRedemptionYear03	637
5 Years		rr_ExpenseExampleNoRedemptionYear05	1,093
10 Years		rr_ExpenseExampleNoRedemptionYear10	$ 2,358
Label		rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year		rr_AverageAnnualReturnYear01	10.56%
5 Years		rr_AverageAnnualReturnYear05	11.73%
10 Years		rr_AverageAnnualReturnYear10	3.82%
VIRTUS STRATEGIC GROWTH FUND | Class I
Risk/Return:		rr_RiskReturnAbstract
Trading Symbol		dei_TradingSymbol	PLXGX
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (load) (as a percentage of the lesser of purchase price or redemption proceeds)		rr_MaximumDeferredSalesChargeOverOther	none
Management Fees		rr_ManagementFeesOverAssets	0.70%
Distribution and Shareholder Servicing (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses		rr_OtherExpensesOverAssets	0.33%
Total Annual Fund Operating Expenses		rr_ExpensesOverAssets	1.03%
1 Year		rr_ExpenseExampleYear01	$ 105
3 Years		rr_ExpenseExampleYear03	328
5 Years		rr_ExpenseExampleYear05	569
10 Years		rr_ExpenseExampleYear10	1,259
1 Year		rr_ExpenseExampleNoRedemptionYear01	105
3 Years		rr_ExpenseExampleNoRedemptionYear03	328
5 Years		rr_ExpenseExampleNoRedemptionYear05	569
10 Years		rr_ExpenseExampleNoRedemptionYear10	$ 1,259
Label		rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year		rr_AverageAnnualReturnYear01	11.58%
5 Years		rr_AverageAnnualReturnYear05	12.84%
Since Inception		rr_AverageAnnualReturnSinceInception	6.06%
Inception Date		rr_AverageAnnualReturnInceptionDate	Sep. 29, 2006
VIRTUS STRATEGIC GROWTH FUND | Return After Taxes on Distributions | Class A
Risk/Return:		rr_RiskReturnAbstract
Label		rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year		rr_AverageAnnualReturnYear01	4.01%
5 Years		rr_AverageAnnualReturnYear05	10.82%
10 Years		rr_AverageAnnualReturnYear10	3.79%
VIRTUS STRATEGIC GROWTH FUND | Return After Taxes on Distributions and Sale of Fund Shares | Class A
Risk/Return:		rr_RiskReturnAbstract
Label		rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
1 Year		rr_AverageAnnualReturnYear01	3.64%
5 Years		rr_AverageAnnualReturnYear05	8.91%
10 Years		rr_AverageAnnualReturnYear10	3.13%
VIRTUS STRATEGIC GROWTH FUND | Russell 1000® Growth Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:		rr_RiskReturnAbstract
Index No Deduction for Fees, Expenses, Taxes [Text]		rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Label		rr_AverageAnnualReturnLabel	Russell 2000® Index (reflects no deduction for fees, expenses or taxes)
1 Year		rr_AverageAnnualReturnYear01	13.05%
5 Years		rr_AverageAnnualReturnYear05	15.81%
10 Years		rr_AverageAnnualReturnYear10	8.49%
VIRTUS STRATEGIC GROWTH FUND | Russell 1000® Growth Index (reflects no deduction for fees, expenses or taxes) | Class I
Risk/Return:		rr_RiskReturnAbstract
Index No Deduction for Fees, Expenses, Taxes [Text]		rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Label		rr_AverageAnnualReturnLabel	Russell 2000® Index (reflects no deduction for fees, expenses or taxes)
Since Inception		rr_AverageAnnualReturnSinceInception	9.30%
Inception Date		rr_AverageAnnualReturnInceptionDate	Sep. 29, 2006

[1]	The maximum deferred sales charge is imposed on Class B Shares redeemed during the first year; thereafter, it decreases 1% annually to 2% during the fourth and fifth years and to 0% after the fifth year. The deferred sales charge is imposed on Class C Shares redeemed during the first year only.